Unaudited Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows From Operating Activities:
Net loss	$ (2,940,528)	$ (3,673,984)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	343,753	226,406
Depreciation of leasehold improvements and equipment	130,629	83,662
Leasehold improvements and equipment written off		25,823
Lease expense	451,749	221,369
Changes in operating assets and liabilities:
Inventories	221,802	786,737
Accounts receivable	(58,964)	(728,790)
Prepaid expenses and other assets	(5,307,434)	(1,787,069)
Operating lease liability	(315,526)	(107,139)
Accounts payable	1,255,606	2,324,683
Deferred revenue	367,544
Other current liabilities	301,181	1,719,932
Amount due from/to related parties	(417)	23,698
Net Cash used in Operating Activities	(5,550,605)	(884,672)
Cash Flows From Investing Activities:
Purchase of leasehold improvements and equipment	(159,908)	(564,333)
Receipt from the collection of a promissory note	3,000,000
Purchase of a promissory note	(2,500,000)
Net Cash provided by (used in) Investing Activities	340,092	(564,333)
Cash Flows From Financing Activities:
Proceeds from private placements	2,304,675
Proceeds from issuance of convertible notes		1,289,200
Repayment of convertible notes	(364,620)
Repayment of loan payables	(241,606)	(457,594)
Net Cash provided by Financing Activities	1,698,449	831,606
Effect of Exchange Rate Changes on Cash	174,449	(9,673)
Net changes in cash	(3,337,615)	(627,072)
Cash at beginning of the period	5,393,848	1,554,464
Cash at end of the period	2,056,233	927,392
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	129,881	126,590
Cash paid for taxes
Supplemental Disclosure of Non-Cash Financing Information:
Settlement of convertible notes payable through the issuance of shares	$ 400,000